VIA EDGAR
---------                                                          April 4, 2001

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re: The Milestone Funds:  File Nos. 033-81574
                                    811-8620

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information does not differ from that contained in Post-Effective Amendment No. 11, Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on March 30, 2001.

Please call the undersigned at (212) 437-6921 with any questions you may have.



                                                Very truly yours,




                                                /s/ Guy S. Nordahl
                                                ------------------------
                                                Assistant Vice President
                                                Bank of New York